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                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

         Investment Company Act file number   811-09221

            The Community Reinvestment Act Qualified Investment Fund

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                1830 Main Street

                                   Suite 204

                                Weston, FL 33326

--------------------------------------------------------------------------------
          (Address of principal executive offices)           (Zip code)

                        CITCO Mutual Fund Services, Inc.

                       83 General Warren Blvd., Suite 200

                               Malvern, PA 19355

--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-272-1977

Date of fiscal year end:  5/31/2005

Date of reporting period: 2/28/2005

Item 1. Schedule of Investments.

Schedule of Investments
February 28, 2005 (Unaudited)
(showing percentage of total net assets)

CRA Qualified Investment Fund

                                                     Shares or
                                                     Principal
                                                       Amount           Value
                                                       ------           -----
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 61.79%
FGLMC Single Family - 12.14%
    Pool # A10358, 5.00% due 06/01/2033              1,681,675    $   1,663,954
    Pool # A12765, 5.00% due 08/01/2033              2,286,792        2,262,694
    Pool # A15504, 5.00% due 10/01/2033              1,284,021        1,270,490
    Pool # A19041, 5.00% due 02/01/2034              1,021,788        1,009,398
    Pool # A20319, 5.00% due 03/01/2034              1,240,583        1,225,540
    Pool # A23251, 5.00% due 05/01/2034              1,200,306        1,185,751
    Pool # A30453, 5.00% due 12/01/2034              1,075,171        1,062,133
    Pool # A33164, 5.00% due 01/01/2035              1,082,728        1,069,599
    Pool # A15506, 5.50% due 10/01/2033              2,230,023        2,254,321
    Pool # A16092, 5.50% due 11/01/2033              1,652,826        1,670,836
    Pool # A16466, 5.50% due 11/01/2033              1,540,793        1,557,581
    Pool # A17987, 5.50% due 01/01/2034              1,917,750        1,938,126
    Pool # A17988, 5.50% due 01/01/2034              5,606,639        5,666,210
    Pool # A18418, 5.50% due 01/01/2034              1,991,923        2,013,087
    Pool # A19042, 5.50% due 02/01/2034              1,619,464        1,636,671
    Pool # A19043, 5.50% due 02/01/2034              2,461,871        2,488,028
    Pool # A19762, 5.50% due 03/01/2034              1,344,473        1,358,758
    Pool # A23250, 5.50% due 05/01/2034              1,208,591        1,221,432
    Pool # A26091, 5.50% due 08/01/2034              4,010,556        4,053,168
    Pool # A28165, 5.50% due 10/01/2034              2,239,436        2,263,230
    Pool # A28167, 5.50% due 10/01/2034              1,810,670        1,829,908
    Pool # A30452, 5.50% due 12/01/2034              1,862,640        1,882,431
    Pool # A33163, 5.50% due 01/01/2035              1,655,038        1,672,590
    Pool # C72447, 5.50% due 10/01/2032                906,524          916,914
    Pool # C72676, 5.50% due 10/01/2032                978,172          989,383
    Pool # C72677, 5.50% due 11/01/2032              1,058,029        1,070,155
    Pool # C74225, 5.50% due 11/01/2032                859,505          869,356
    Pool # C75088, 5.50% due 12/01/2032                766,431          775,215
    Pool # C76060, 5.50% due 01/01/2033              1,224,758        1,238,103
    Pool # C77015, 5.50% due 02/01/2033              1,734,392        1,753,290
    Pool # C79010, 5.50% due 04/01/2033              1,517,165        1,533,696
    Pool # C79063, 5.50% due 04/01/2033                950,290          960,645
    Pool # C79557, 5.50% due 04/01/2033              1,070,408        1,082,676
    Pool # C79659, 5.50% due 05/01/2033              1,866,254        1,886,588
    Pool # A15513, 6.00% due 10/01/2033                875,370          899,490
    Pool # A26090, 6.00% due 08/01/2034              1,097,767        1,127,967
    Pool # B31165, 6.00% due 12/01/2031                421,412          432,853
    Pool # C61762, 6.00% due 12/01/2031                202,216          207,705
    Pool # C70994, 6.00% due 09/01/2032                647,770          665,341
    Pool # C72004, 6.00% due 09/01/2032                711,213          730,506
    Pool # C74224, 6.00% due 11/01/2032                586,599          602,511
    Pool # C74648, 6.00% due 11/01/2032                522,287          536,454

    Pool # C74651, 6.00% due 11/01/2032                 89,866           92,303
    Pool # C75089, 6.00% due 12/01/2032                521,767          535,921
    Pool # C76059, 6.00% due 01/01/2033                782,034          803,247
    Pool # C77393, 6.00% due 02/01/2033                648,442          666,309
    Pool # B31166, 6.50% due 12/01/2031                472,143          491,882
    Pool # C38992, 6.50% due 12/01/2029                727,471          758,838
    Pool # C50755, 6.50% due 03/01/2031                233,275          243,028
    Pool # C54246, 6.50% due 07/01/2031                 90,718           94,511
    Pool # C58863, 6.50% due 09/01/2031                153,382          159,832
    Pool # C59148, 6.50% due 10/01/2031                218,951          228,105
    Pool # C61764, 6.50% due 12/01/2031                350,124          364,761
    Pool # C63392, 6.50% due 01/01/2032                293,257          305,518
    Pool # C64625, 6.50% due 02/01/2032                537,953          560,446
    Pool # C65420, 6.50% due 03/01/2032                254,588          265,232
    Pool # C66762, 6.50% due 05/01/2032                202,195          210,649
    Pool # C66763, 6.50% due 05/01/2032                930,776          969,693
    Pool # C66830, 6.50% due 05/01/2032                305,635          318,414
    Pool # C68518, 6.50% due 06/01/2032                420,831          438,427
    Pool # C72446, 6.50% due 08/01/2032                450,088          468,907
    Pool # C41299, 7.50% due 08/01/2030                173,825          186,116
                                                                  -------------
Total FGLMC Single Family                                            70,696,923
                                                                  -------------

FHA Project Loan - 1.95%
FHA Project Loan
    Pool # 034-35271, 6.95% due 11/01/2025 +           433,350          446,307
    Pool # 034-35272, 6.95% due 11/01/2025 +           429,489          442,330
    Pool # 071-35591, 7.34% due 09/01/2030 +         1,196,590        1,246,847
    Reilly 7.43% due 08/25/2021 +                    2,437,422        2,437,422
    Pool # WM 2002-1, 7.43% due 08/01/2019 +         1,819,122        1,822,578
    Pool # 031-43178, 8.40% due 05/01/2030 +         4,751,631        4,965,454
                                                                  -------------
Total FHA Project Loan                                               11,360,938
                                                                  -------------

FNMA Multi Family - 20.47%
    Pool # 386333, 3.60% due 07/01/2010 +              966,590          922,513
    Pool # 386923, 3.87% due 04/01/2011 +              494,020          471,542
    Pool # 386380, 4.21% due 07/01/2013              1,713,211        1,656,658
    Pool # 386418, 4.35% due 08/01/2013              2,937,669        2,864,894
    Pool # 386925, 4.36% due 04/01/2014              3,156,512        3,066,674
    Pool # 386084, 4.56% due 01/01/2012 +              629,316          621,198
    Pool # 386219, 4.60% due 06/01/2013              2,932,774        2,907,511
    Pool # 386947, 4.62% due 11/01/2014              3,987,118        3,935,174
    Pool # 386602, 4.66% due 10/01/2013              2,950,477        2,931,340
    Pool # 386432, 4.75% due 08/01/2013              2,131,634        2,131,218
    Pool # 385815, 4.77% due 01/01/2013              7,670,194        7,701,266
    Pool # 386862, 4.78% due 05/01/2014              1,979,933        1,981,398
    Pool # TBA, 4.78% due 03/01/2035 +               4,600,000        4,569,180
    Pool # TBA, 4.79% due 04/25/2035 +               1,700,000        1,693,710
    Pool # 387159, 4.83% due 12/01/2014 +            1,180,892        1,183,254
    Pool # TBA, 4.84% due 03/01/2035 +               1,000,000          995,200
    Pool # 385844, 4.85% due 02/01/2013                920,904          920,862
    Pool # TBA, 4.89% due 03/01/2035 +               2,700,000        2,699,190
    Pool # 386968, 4.92% due 05/01/2014              5,658,557        5,706,321
    Pool # 386582, 4.93% due 10/01/2012              1,496,487        1,514,473
    Pool # 387202, 4.98% due 12/01/2014 +            6,447,066        6,536,036
    Pool # 385770, 5.00% due 01/01/2013              1,805,075        1,834,982
    Pool # 387109, 5.02% due 09/01/2014                996,398        1,009,198

    Pool # 386980, 5.04% due 06/01/2014              1,289,643        1,309,349
    Pool # 385986, 5.06% due 03/01/2021              1,485,998        1,460,959
    Pool # 386106, 5.10% due 10/01/2018                264,843          258,077
    Pool # 387215, 5.19% due 01/01/2023 +              779,344          770,382
    Pool # 387216, 5.19% due 01/01/2023 +              608,475          601,478
    Pool # 385993, 5.23% due 04/01/2021              4,896,765        4,854,736
    Pool # 386892, 5.23% due 04/01/2022                573,397          576,650
    Pool # 386613, 5.39% due 10/01/2021              2,177,334        2,260,478
    Pool # 387158, 5.48% due 11/01/2022 +            3,058,623        3,119,489
    Pool # 385783, 5.50% due 01/01/2021              4,522,047        4,581,263
    Pool # 386686, 5.52% due 12/01/2021                986,689        1,036,112
    Pool # 386730, 5.56% due 01/01/2022              3,358,404        3,418,278
    Pool # 386969, 5.70% due 05/01/2009 +              671,327          685,559
    Pool # TBA, 5.80% due 04/01/2035 +               3,725,000        3,682,535
    Pool # 386991, 5.86% due 06/01/2022                993,780        1,046,299
    Pool # 386464, 5.88% due 08/01/2021              2,862,462        3,017,327
    Pool # 387005, 5.95% due 06/01/2022 +              751,411          789,883
    Pool # 387046, 6.11% due 10/01/2022 +              655,208          693,406
    Pool # 385327, 6.16% due 08/01/2017                487,094          519,919
    Pool # 384215, 6.20% due 09/01/2016              1,152,680        1,228,927
    Pool # 383308, 6.26% due 03/01/2011              2,676,961        2,882,227
    Pool # 380556, 6.315% due 08/01/2011             1,837,737        1,956,936
    Pool # 383486, 6.33% due 04/01/2019                624,144          672,488
    Pool # 385231, 6.33% due 06/01/2020                617,143          667,957
    Pool # 380596, 6.41% due 08/01/2016              3,250,101        3,587,436
    Pool # 384990, 6.57% due 04/01/2020                194,658          214,101
    Pool # 384201, 6.58% due 11/01/2026 +              811,144          896,882
    Pool # 380240, 6.59% due 05/01/2016              1,050,992        1,136,275
    Pool # 384719, 6.59% due 02/01/2017              1,460,151        1,621,599
    Pool # 383604, 6.645% due 05/01/2016               669,899          734,839
    Pool # 383145, 6.85% due 02/01/2019              2,058,889        2,289,812
    Pool # 385051, 6.89% due 05/01/2020              2,344,865        2,638,721
    Pool # 385052, 6.89% due 05/01/2020                749,158          843,167
    Pool # 386046, 7.22% due 04/01/2021              2,854,413        3,301,283
                                                                  -------------
Total FNMA Multi Family                                             119,208,621
                                                                  -------------

FNMA Single Family - 10.67%
    Pool # 670266, 5.00% due 01/01/2018                655,487          661,180
    Pool # 702422, 5.00% due 06/01/2033                435,451          430,296
    Pool # 736982, 5.00% due 09/01/2033              1,489,415        1,471,780
    Pool # 755547, 5.00% due 10/01/2033              1,458,401        1,441,134
    Pool # 776854, 5.00% due 11/01/2034              1,295,475        1,278,028
    Pool # 779566, 5.00% due 05/01/2034              2,012,907        1,985,797
    Pool # 783885, 5.00% due 12/01/2034              1,175,961        1,160,123
    Pool # 786518, 5.00% due 05/01/2034              1,407,106        1,388,155
    Pool # 809308, 5.00% due 01/01/2035              1,474,600        1,454,740
    Pool # 632775, 5.215% due 01/01/2032                98,530          101,598
    Pool # 677877, 5.50% due 11/01/2032                368,634          372,402
    Pool # 696281, 5.50% due 02/01/2033                207,650          209,773
    Pool # 720036, 5.50% due 07/01/2033                799,840          807,595
    Pool # 736983, 5.50% due 10/01/2033                980,424          989,931
    Pool # 776709, 5.50% due 05/01/2034              1,260,580        1,272,415
    Pool # 779567, 5.50% due 05/01/2034              1,196,303        1,207,533
    Pool # 783867, 5.50% due 09/01/2034              1,587,908        1,602,816
    Pool # 783869, 5.50% due 11/01/2034              3,200,106        3,230,149
    Pool # 783891, 5.50% due 12/01/2034              4,543,051        4,585,701

    Pool # 783927, 5.50% due 10/01/2034              3,654,581        3,688,890
    Pool # 796896, 5.50% due 10/01/2034              2,438,910        2,461,807
    Pool # 808202, 5.50% due 01/01/2035              2,994,527        3,022,639
    Pool # 808212, 5.50% due 02/01/2035              1,570,189        1,584,930
    Pool # 809305, 5.50% due 01/01/2035              1,541,439        1,555,910
    Pool # 809306, 5.50% due 01/01/2035              1,100,228        1,110,557
    Pool # 809307, 5.50% due 01/01/2035              3,264,593        3,295,241
    Pool # 809309, 5.50% due 01/01/2035              3,157,015        3,186,653
    Pool # 614014, 6.00% due 11/01/2031                529,913          543,856
    Pool # 614022, 6.00% due 11/01/2031                 93,532           95,993
    Pool # 624093, 6.00% due 02/01/2032                356,826          366,215
    Pool # 624108, 6.00% due 03/01/2032                454,485          466,434
    Pool # 783736, 6.00% due 07/01/2034              1,345,036        1,380,943
    Pool # 783866, 6.00% due 09/01/2034              3,464,785        3,557,281
    Pool # 783870, 6.00% due 11/01/2034              1,143,588        1,174,117
    Pool # 783925, 6.00% due 10/01/2034              1,208,986        1,241,261
    Pool # 786519, 6.00% due 07/01/2034              2,602,000        2,671,463
    Pool # 794353, 6.00% due 08/01/2034              1,592,969        1,635,495
    Pool # 796897, 6.00% due 09/01/2034              1,100,578        1,129,959
    Pool # 809310, 6.00% due 01/01/2035              1,114,041        1,143,782
    Pool # 601826, 6.50% due 09/01/2031                240,870          251,012
    Pool # 624109, 6.50% due 03/01/2032                447,632          466,456
    Pool # 641885, 6.50% due 03/01/2032                273,176          284,664
    Pool # 548812, 8.00% due 08/01/2030                188,103          202,581
                                                                  -------------
Total FNMA Single Family                                             62,169,285
                                                                  -------------

GNMA Multi Family - 16.44%
    Pool # 2004-103 A, 3.878% due 12/16/2019           744,622          733,863
    Pool # TBA, 4.46% due 04/01/2035 +               4,247,000        4,219,395
    Pool # 2005-10 C, 4.667% due 08/16/2029 +        1,000,000          982,100
    Pool # 631787, 4.99% due 06/15/2006 +            5,390,000        5,310,228
    Pool # 610013, 5.14% due 06/15/2033                707,915          707,420
    Pool # 626425, 5.17% due 06/15/2009 +            3,570,000        3,483,963
    Pool # 450826, 5.18% due 10/15/2031                980,195          980,569
    Pool # 634273, 5.25% due 12/15/2045 +            2,667,500        2,638,691
    Pool # 634275, 5.25% due 12/15/2025 +            1,130,800        1,118,474
    Pool # TBA, 5.40% due 03/01/2035 +                 501,961          510,946
    Pool # 450821, 5.45% due 05/15/2045 +            3,051,700        3,030,948
    Pool # 593518, 5.45% due 04/15/2033                244,175          249,000
    Pool # 610153, 5.45% due 07/15/2033                115,643          117,855
    Pool # 593511, 5.50% due 03/15/2033                643,149          657,927
    Pool # 621045, 5.50% due 11/15/2008 +            3,485,800        3,475,343
    Pool # TBA, 5.50% due 04/01/2035 +                 421,700          437,725
    Pool # 593486, 5.545% due 12/15/2045 +           3,557,000        3,532,457
    Pool # 593488, 5.545% due 12/15/2028 +           1,529,200        1,518,343
    Pool # 629317, 5.55% due 04/15/2007 +            4,440,000        4,540,788
    Pool # 614121, 5.60% due 11/15/2029                365,373          377,774
    Pool # 618940, 5.60% due 09/15/2033              2,221,033        2,299,900
    Pool # 629835, 5.65% due 05/15/2034                531,237          551,688
    Pool # 624086, 5.70% due 01/15/2031                366,217          381,288
    Pool # 607550, 5.75% due 02/15/2033              1,169,619        1,219,303
    Pool # 610167, 5.75% due 09/15/2033              1,420,525        1,485,049
    Pool # 617908, 5.75% due 01/15/2016 +              408,576          427,942
    Pool # 617920, 5.75% due 11/15/2033                527,102          551,030
    Pool # 625425, 5.75% due 03/01/2035 +              484,500          511,390
    Pool # 626437, 5.75% due 08/15/2034 +            1,136,186        1,162,659

    Pool # 634988, 5.75% due 11/15/2022                796,911          831,660
    Pool # 625832, 5.80% due 10/15/2031              1,725,981        1,809,429
    Pool # 610173, 5.85% due 11/15/2031              1,988,508        2,090,944
    Pool # 638907, 5.875% due 01/15/2007 +           1,362,100        1,416,993
    Pool # 593482, 6.00% due 06/15/2045                851,400          893,158
    Pool # 593484, 6.00% due 06/15/2025                514,196          539,415
    Pool # 593502, 6.00% due 02/15/2028                473,277          499,939
    Pool # 610707, 6.00% due 06/15/2033                245,240          259,838
    Pool # 614006, 6.00% due 10/15/2033                247,793          263,170
    Pool # 625829, 6.00% due 09/15/2034              2,140,390        2,287,612
    Pool # 597682, 6.125% due 05/15/2033               738,891          790,717
    Pool # 629305, 6.15% due 08/15/2009 +            6,676,000        7,095,253
    Pool # 572704, 6.35% due 01/15/2032                827,806          890,922
    Pool # 586122, 6.375% due 09/15/2030               548,469          593,768
    Pool # 624092, 6.50% due 03/15/2031                484,004          531,551
    Pool # 592451, 6.64% due 10/15/2005 +           11,647,300       11,720,678
    Pool # 589621, 6.71% due 07/15/2032                703,973          772,501
    Pool # 536576, 6.75% due 09/15/2036              1,607,413        1,759,419
    Pool # 544414, 6.82% due 04/15/2042                678,811          755,371
    Pool # 583872, 7.00% due 05/15/2032                836,689          935,793
    Pool # 586120, 7.00% due 09/15/2032                785,191          880,476
    Pool # 591458, 7.00% due 07/15/2031                753,581          843,555
    Pool # 569132, 7.07% due 01/15/2035                652,914          718,731
    Pool # 586110, 7.125% due 07/15/2032               243,822          269,827
    Pool # 583901, 7.25% due 07/15/2030                403,481          449,085
    Pool # 583902, 7.25% due 07/15/2030                459,719          511,680
    Pool # 591449, 7.25% due 07/15/2032              1,860,801        2,073,051
    Pool # 591450, 7.50% due 07/15/2032                934,779        1,047,764
    Pool # 465598, 7.745% due 10/15/2035               272,443          297,728
    Pool # 514702, 8.25% due 12/15/2032              1,368,193        1,500,814
    Pool # 514703, 8.25% due 12/15/2027              1,892,550        2,072,388
    Pool # 492249, 8.50% due 12/15/2027              1,003,494        1,098,080
                                                                  -------------
Total GNMA Multi Family                                              95,715,368
                                                                  -------------

GNMA Single Family - 0.12%
    Pool # 582048, 6.50% due 01/15/2032                172,679          181,283
    Pool # 530199, 7.00% due 03/20/2031                314,326          331,485
    Pool # 520369, 7.50% due 12/15/2029                 70,491           75,645
    Pool # 547302, 7.50% due 02/20/2031                 86,036           91,906
                                                                  -------------
Total GNMA Single Family                                                680,319
                                                                  -------------

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
 (Cost $360,343,615)                                              $ 359,831,454
                                                                  -------------

MUNICIPAL BONDS - 41.44%
Arizona - 0.14%
Maricopa County Industrial Development Authority
    VRN due 11/15/2032 to 06/15/2035                   840,000          840,000
                                                                  -------------

Arkansas - 0.28%
Arkansas Development Finance Authority
    3.45% due 10/01/2007                               660,000          649,908
    5.75% due 10/01/2021                               980,000        1,004,804
                                                                  -------------
Total Arkansas                                                        1,654,712
                                                                  -------------

California - 2.48%
California Housing Finance Agency
    VRN due 02/01/2025 to 02/01/2035                 2,885,000        2,885,000
California Rural Home Mortgage Finance Authority
    5.25% due 12/01/2024                               707,000          736,213
    6.15% due 12/01/2029                             5,000,000        5,236,150
California Statewide Communities Development
    Authority
    VRN due 08/01/2039                                 850,000          850,000
    4.50% due 01/01/2006                                75,000           75,329
Los Angeles Community Redevelopment Agency
    VRN due 12/01/2038                                 250,000          250,000
Sacramento County Housing Authority
    7.65% due 09/01/2015                             1,385,000        1,501,825
San Diego Family Housing
    VRN due 07/01/2035                                 600,000          600,000
San Diego Redevelopment Agency
    2.30% due 09/01/2005                               180,000          179,273
    3.00% due 09/01/2006                               185,000          182,737
    3.50% due 09/01/2007                               185,000          182,264
    4.00% due 09/01/2008                               195,000          193,370
    4.30% due 09/01/2009                               200,000          197,828
    6.25% due 09/01/2013                             1,240,000        1,357,887
                                                                  -------------
Total California                                                     14,427,876
                                                                  -------------

Colorado - 0.06%
Colorado Housing & Finance Authority
    7.125% due 10/01/2012                              320,000          336,358
                                                                  -------------

Connecticut - 1.07%
Connecticut Housing Finance Authority
    VRN due 05/15/2026                                 500,000          500,000
    2.17% due 11/15/2005                               500,000          497,205
    2.43% due 11/15/2005                               425,000          423,385
    3.44% due 11/15/2008                               110,000          107,675
    3.49% due 11/15/2007                               455,000          449,440
    3.77% due 11/15/2009                               100,000           98,011
    3.88% due 11/15/2008                               465,000          462,131
    3.96% due 11/15/2010                               100,000           98,292
    4.16% due 11/15/2011                                50,000           49,250
    4.34% due 11/15/2012                               560,000          551,684
    5.34% due 11/15/2018                               203,000          211,126
    5.85% due 11/15/2022                             2,570,000        2,690,661
Connecticut State Health & Educational Facility
    Authority
    6.125% due 07/01/2018                               95,000           95,350
                                                                  -------------
Total Connecticut                                                     6,234,210
                                                                  -------------

Delaware - 0.12%
Delaware State Housing Authority
    4.00% due 07/01/2020                               715,000          716,201
                                                                  -------------

Florida - 3.42%
Broward County Housing Finance Authority
    5.00% due 11/01/2008                               495,000          501,573
Collier County Housing Finance Authority
    VRN due 07/15/2034                               1,895,000        1,895,000
Florida Housing Finance Corp.
    VRN due 06/15/2036 to 01/01/2045                 6,000,000        6,000,000
    1.55% due 06/19/2005                             4,000,000        3,980,160
    6.85% due 04/01/2021                               355,000          383,844

Hillsborough County Housing Finance Authority
    Multifamily Revenue
    VRN due 11/15/2031                                 500,000          500,000
Miami-Dade County Housing Finance Authority
    3.80% due 09/01/2012                               200,000          195,140
    4.00% due 06/01/2016                             1,610,000        1,514,543
    4.625% due 11/01/2014                              325,000          321,877
    6.60% due 08/01/2016                               450,000          476,910
    7.15% due 01/01/2019                               295,000          324,807
Miami-Dade County Industrial Development Authority
    VRN due 05/01/2028                               3,325,000        3,325,000
Palm Beach County Housing Finance Authority
    Housing Revenue
    4.50% due 12/01/2015                               500,000          500,160
                                                                  -------------
Total Florida                                                        19,919,014
                                                                  -------------

Georgia - 0.36%
Fulton County Housing Authority
    6.30% due 10/15/2014                               610,000          638,139
Georgia State Housing & Finance Authority
    4.55% due 06/01/2020                             1,465,000        1,466,949
                                                                  -------------
Total Georgia                                                         2,105,088
                                                                  -------------

Idaho - 0.02%
Idaho Housing & Finance Association
    1.60% due 07/01/2006                               100,000           97,868
                                                                  -------------

Illinois - 2.07%
City of Chicago IL
    VRN due 03/01/2033                                 500,000          500,000
Illinois Housing Development Authority
    VRN due 05/01/2027 to 08/01/2034                 2,000,000        2,000,000
    1.45% due 08/01/2006                               390,000          380,215
    1.75% due 08/01/2007                               455,000          441,627
    4.55% due 12/01/2009                             2,785,000        2,818,559
    5.50% due 12/01/2014                             2,000,000        2,054,800
    6.21% due 06/01/2026                             1,320,000        1,400,824
    7.82% due 06/01/2022                             2,020,000        2,080,964
    8.28% due 09/01/2006                                45,000           46,322
Upper Illinois River Valley Development Authority
    7.85% due 02/01/2007                               300,000          312,438
                                                                  -------------
Total Illinois                                                       12,035,749
                                                                  -------------

Indiana - 1.33%
City of Elkhart IN
    6.60% due 05/20/2014                               465,000          503,962
Indiana Health Facility Financing Authority
    VRN due 11/01/2020                                 965,000          965,000
Indiana Housing Finance Authority
    2.20% due 07/01/2007                               335,000          329,174
    2.30% due 07/01/2035                             1,500,000        1,497,195
    7.34% due 07/01/2030                             4,120,000        4,466,163
                                                                  -------------
Total Indiana                                                         7,761,494
                                                                  -------------

Iowa - 0.15%
Iowa Finance Authority
    6.55% due 12/01/2015                               830,000          887,137
                                                                  -------------

Kentucky - 1.84%
Kentucky Housing Corp.
    VRN due 01/01/2034 to 01/01/2035                10,425,000       10,425,000
    5.45% due 07/01/2021                               100,000          102,497
    5.75% due 01/01/2012                               150,000          155,716
                                                                  -------------
Total Kentucky                                                       10,683,213
                                                                  -------------

Louisiana - 0.16%
Louisiana Housing Finance Agency
    5.04% due 06/01/2033                               435,000          460,391
Louisiana Public Facilities Authority
    VRN due 07/01/2020                                 450,000          450,000
                                                                  -------------
Total Louisiana                                                         910,391
                                                                  -------------

Maryland - 1.72%
Maryland Community Development Administration
    Department of Housing & Ccmmunity Development
    VRN due 05/15/2036 to 06/15/2037                10,000,000       10,000,000
                                                                  -------------

Massachusetts - 0.69%
Massachusetts Development Finance Agency
    4.85% due 09/01/2013                                25,000           25,979
Massachusetts Housing Finance Agency
    VRN due 12/01/2037                               1,800,000        1,800,000
    3.15% due 06/01/2013                               895,000          859,531
    5.50% due 07/01/2013                             1,275,000        1,351,615
                                                                  -------------
Total Massachusetts                                                   4,037,125
                                                                  -------------

Michigan - 0.55%
Michigan State Housing Development Authority
    VRN due 06/01/2034                               3,220,000        3,220,000
                                                                  -------------

Missouri - 0.30%
Missouri Housing Development Commission
    4.00% due 09/01/2023                             1,090,000        1,140,107
    4.15% due 09/25/2025                               500,000          500,000
    6.00% due 03/01/2032                                50,000           52,960
    6.67% due 03/01/2029                                35,000           36,199
                                                                  -------------
Total Missouri                                                        1,729,266
                                                                  -------------

Nevada - 1.34%
Nevada Housing Division
    VRN due 04/01/2031 to 10/15/2035                 3,795,000        3,795,000
    3.83% due 10/01/2013                             2,110,000        2,070,016
    4.00% due 04/01/2007                               245,000          243,547
    5.11% due 04/01/2017                               235,000          243,321
    5.41% due 10/01/2014                             1,095,000        1,122,277
    5.70% due 10/01/2006                               330,000          330,993
                                                                  -------------
Total Nevada                                                          7,805,154
                                                                  -------------

New Jersey - 4.83%
Camden County Improvement Authority
    VRN due 07/01/2029                                 425,000          425,000
City of Elizabeth NJ
    7.00% due 08/01/2010                               115,000          115,430
    7.18% due 08/01/2013                               125,000          125,467
New Jersey St Housing & Mortgage Finance Agency
    VRN due 10/01/2023 to 11/01/2039                22,929,000       22,929,000
    1.75% due 11/01/2005                               210,000          208,849
    8.07% due 05/01/2016                             1,260,000        1,320,039
Union County Improvement Authority
    4.00% due 09/15/2008                             3,000,000        2,984,340
                                                                  -------------
Total New Jersey                                                     28,108,125
                                                                  -------------

New Mexico - 0.51%
New Mexico Mortgage Finance Authority
    4.625% due 03/01/2013                              525,000          524,475
    7.58% due 09/01/2027                             2,310,000        2,443,102
                                                                  -------------
Total New Mexico                                                      2,967,577
                                                                  -------------

New York - 1.13%
City of Binghamton NY
    7.00% due 08/01/2010                                90,000           91,613
    7.18% due 08/01/2013                               140,000          142,593
New York City Housing Development Corp.
    VRN due 06/15/2034 to 12/15/2037                 4,000,000        4,000,000
    4.25% due 11/01/2009                             1,050,000        1,042,062
    4.43% due 11/01/2010                             1,120,000        1,113,302
New York State Housing Finance Agency
    8.11% due 11/15/2038                               170,000          185,096
                                                                  -------------
Total New York                                                        6,574,666
                                                                  -------------

North Carolina - 0.13%
North Carolina Housing Development Corp.
    4.90% due 01/01/2024                               775,000          780,596
                                                                  -------------

Ohio - 0.33%
City of Cleveland OH
    2.48% due 11/01/2005                               500,000          496,490
County of Cuyahoga OH
    5.10% due 06/01/2018                               730,000          725,773
Ohio Housing Finance Agency
    VRN due 09/01/2033 to 09/01/2035                   720,000          720,000
                                                                  -------------
Total Ohio                                                            1,942,263
                                                                  -------------

Oregon - 0.10%
City of Portland OR
    VRN due 12/15/2024                                 600,000          600,000
                                                                  -------------

Pennsylvania - 1.07%
Pennsylvania Housing Finance Agency
    VRN due 07/01/2020 to 04/01/2035                 4,560,000        4,560,000
Quakertown General Authority
    6.05% due 07/20/2017                               810,000          876,809
York County Industrial Development Authority
    6.70% due 10/01/2012                               700,000          765,947
                                                                  -------------
Total Pennsylvania                                                    6,202,756
                                                                  -------------

South Dakota - 0.27%
South Dakota Housing Development Authority
    VRN due 05/01/2032                               1,550,000        1,550,000
                                                                  -------------

Tennessee - 0.04%
Tennessee Housing Development Agency
    2.80% due 01/01/2007                               250,000          249,715
                                                                  -------------

Texas - 4.07%
Bexar County Housing Finance Corp.
    VRN due 02/01/2037                                 760,000          760,000
    5.50% due 02/20/2009                               265,000          271,479
Nueces County Housing Finance Corp.
    8.25% due 07/01/2005                                50,000           50,453
Tarrant County Housing Finance Corp.
    4.50% due 12/01/2005                                70,000           70,384
Texas Department of Housing & Community Affairs
    VRN due 07/01/2022                               2,100,000        2,100,000
    7.01% due 09/01/2026                             8,455,000        9,112,207
Texas Public Finance Authority
    2.00% due 06/15/2005                               500,000          498,380
    2.125% due 12/15/2005                            5,775,000        5,721,061
    2.625% due 06/15/2006                            5,000,000        4,933,100
Travis County Housing Finance Corp.
    3.75% due 06/01/2005                               205,000          205,027
                                                                  -------------
Total Texas                                                          23,722,091
                                                                  -------------

Utah - 3.33%
Utah Housing Corp.
    3.36% due 07/01/2014                             2,850,000        2,785,049
    3.39% due 07/01/2014                             2,000,000        1,996,740
    3.48% due 07/01/2014                             2,000,000        2,006,280
    3.52% due 07/01/2014                             2,000,000        2,007,620
    4.04% due 07/01/2015                             3,150,000        3,141,054
    4.87% due 07/20/2014                               180,000          182,291
    5.26% due 07/20/2018                               710,000          731,797
    6.10% due 07/20/2028                             4,250,000        4,524,083
    6.21% due 07/20/2018                             1,085,000        1,165,127
    6.25% due 07/20/2018                               790,000          834,295
                                                                  -------------
Total Utah                                                           19,374,336
                                                                  -------------

Virginia - 6.28%
Virginia Housing Development Authority
    4.82% due 03/01/2016                             1,280,000        1,251,174
    5.00% due 12/25/2032                             4,681,841        4,614,539
    5.07% due 03/01/2023                             3,880,000        3,799,180
    5.35% due 12/01/2019                             4,845,000        4,895,146
    5.50% due 12/01/2020 to 06/25/2034              17,287,954       17,440,514
    6.00% due 05/01/2013                             1,000,000        1,068,930
    6.50% due 06/25/2032                             3,386,182        3,525,862
                                                                  -------------
Total Virginia                                                       36,595,345
                                                                  -------------

Washington - 1.16%
State of Washington
    2.00% due 07/01/2005                               750,000          747,465
    3.40% due 07/01/2007                             1,000,000          986,100
Washington State Housing Finance Commission
    VRN due 06/15/2037 to 09/15/2037                 2,325,000        2,325,000
    6.03% due 01/01/2020                               760,000          799,672
    6.70% due 07/15/2018                             1,755,000        1,881,992
                                                                  -------------
Total Washington                                                      6,740,229
                                                                  -------------

Wisconsin - 0.09%
Wisconsin Housing & Economic Development Authority
    VRN due 11/01/2033                                 495,000          495,000
                                                                  -------------

TOTAL MUNICIPAL BONDS (Cost $239,669,758)                         $ 241,303,555
                                                                  -------------

MISCELLANEOUS INVESTMENTS - 2.18%
Asset Management Fund Adjustable Rate
 Mortgage Fund                                         425,941        4,169,960
Asset Management Fund Ultra Short Fund                 675,674        6,641,872
Community Reinvestment Revenue Notes +               1,173,128        1,162,335
CRF Affordable Housing                                 733,715          745,259
                                                                  -------------
                                                                     12,719,426
                                                                  -------------

TOTAL MISCELLANEOUS INVESTMENTS (Cost $12,766,815)                $  12,719,426
                                                                  -------------

SHORT TERM INVESTMENTS - 2.11%
Certificate of Deposit - 0.09%
Louisville Community Development CD
    1.75% due 11/22/2005                           $   100,000    $     100,000
Native American Bank CD
    0.90% due 03/27/2005                               100,000          100,000
One United Bank CD
    3.05% due 08/22/2005                               100,000          100,000
Self Help Credit Union CD
    2.34% due 07/04/2005                               100,000          100,000
Vermont Development Credit Union CD
    1.25% due 06/25/2005                               100,000          100,000
                                                                  -------------
                                                                        500,000
                                                                  -------------
Money Market Funds - 2.02%
Evergreen Institutional Money Market Fund           11,786,874       11,786,874

TOTAL SHORT TERM INVESTMENTS (Cost $12,286,874)                   $  12,286,874
Total Investments  (Cost $625,067,062) - 107.52%                  $ 626,141,309
Liabilities in Excess of Other Assets - (7.52)%                     (43,774,607)
                                                                  -------------
TOTAL NET ASSETS - 100.00%                                        $ 582,366,702
                                                                  =============

Footnotes

The following information for the Funds is presented on an income tax basis as of February 28,2005:

                   Gross Unrealized Appreciation:                  $ 5,357,567
                   Gross Unrealized Depreciation:                   (4,283,183)
                                                                   -----------
                   Net Unrealized Appreciation:                    $ 1,074,384
                                                                   ===========

+ Securities for which market quotations are not readily available are valued at fair value determined by the Advisor and compared to independent third party sources. Such values are approved on a quarterly basis by the Board of Trustees. The total fair value of such securities at February 28, 2005 is $98,478,020 which represents 16.91% of total net assets.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Investment Company Act of 1940 (the Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Community Reinvestment Act Qualified Investment Fund


By /s/ David K. Downes
       -------------------------------------
       David K. Downes

Date: April 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ David K. Downes
       -------------------------------------
       David K. Downes, President

Date: April 29, 2005


By /s/ Paul L. Giorgio
       -------------------------------------
       Paul L. Giorgio, Treasurer

Date: April 29, 2005